Derivative Liabilities (Details 2)		1 Months Ended	3 Months Ended
	Jun. 09, 2015	May. 22, 2015	Jun. 30, 2015
Risk free interest rate	1.74%	1.57%	1.63%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	47.00%	47.00%	47.00%
Remaining term	5 years	5 years
Minimum [Member]
Remaining term			4 years 10 months 21 days
Maximum [Member]
Remaining term			4 years 11 months 9 days